Incorporation and Principal Activities	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Incorporation and Principal Activities
1. INCORPORATION AND PRINCIPAL ACTIVITIES
General
Arrival (the “Company”, previously named Arrival Group S.A.) was incorporated in Luxembourg on October 27, 2020, as a Société Anonyme. The Company has its registered address at 1, rue Peternelchen,
L-2370
Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° 248209.
These unaudited condensed consolidated interim financial statements as at and for the three and nine months ended September 30, 2021, comprise the Company and its subsidiaries (together referred to as the “Group”). The Group’s principal activity is the research & development (“R&D”) and design of electric commercial vehicles, electric vehicle components, robotic manufacturing processes for electric vehicles and associated software. The Group’s main operations are in the United Kingdom, United States, Germany, and Russia.
The Merger
On November 18, 2020 the Company entered into a business combination agreement (Merger agreement) with CIIG Merger Corp. (“CIIG”) for the transfer of the shareholding in CIIG to Arrival.
CIIG was a Delaware special purpose acquisition company founded in 2019 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. CIIG’s units, Class A common stock and warrants traded on the NASDAQ prior to its merger with Arrival.
In line with the terms of the arrangement, on conclusion of the transaction, on March 24, 2021, the Shareholders of CIIG exchanged their shareholding in CIIG for new shares issued in Arrival where one share in CIIG would be exchanged for one share in Arrival. As a result of this transaction, all the shareholding in CIIG is transferred to Arrival and CIIG is merged with Arrival, with Arrival being the resultant entity listed on NASDAQ. Arrival trades under ticker symbol “ARVL”.
The transaction was accounted for as a reverse merger in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Refer to Note 15 for accounting for reverse merger with CIIG. Under this method of accounting, Arrival is treated as the “acquirer” company. This determination was primarily based on Arrival comprising the ongoing operations of the newly merger Group, Arrival’s majority senior management comprising the senior management of the Company, and the CIIG Merger Corp pre-combination
shareholders have a minority interest. As described in note 8, the shareholders of CIIG Merger Corp. have contributed their shares of the company to Arrival in exchange for shares in the Company on March 24, 2021.

1. INCORPORATION AND PRINCIPAL ACTIVITIES
General
Arrival Luxembourg S.à r.l. (the “Company” or the “Group” if together with its subsidiaries, previously named Arrival S.à r.l.) was incorporated in Luxembourg on October 15, 2015 as a Société à responsabilité limitée. The Company has its registered address at 1, rue Peternelchen,
L-2370
Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° 200789. The Company is a subsidiary of Kinetik S.à r.l. (“Kinetik”), a company with a registered address at 1, rue Peternelchen,
L-2370
Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° 191311, which is the majority shareholder of the Group.
The Company signed a Business Combination Agreement on November 18, 2020 in contemplation of a planned merger (the ‘Merger’) wh
i
ch completed on March 24, 2021 ahead of a listing on NASDAQ of the newly merged Arrival group on March 25, 2021.
Arrival Group S.A. (now known as ‘Arrival’) was incorporated on October 27, 2020 to effect the merger transaction and as described in the subsequent events Note 25, the Shareholders of Arrival Luxembourg S.à r.l. contributed their shares in Arrival Luxembourg S.a.r.l in exchange for shares in Arrival, making Arrival the parent company of Arrival Luxembourg S.a r.l. and its subsidiaries.
Principal activities
The Group’s principal activity is the research & development (“R&D”) and design of electric commercial vehicles, electric vehicle components, robotic manufacturing processes for electric vehicles and associated software. The Group’s main operations are in the United Kingdom, United States, Germany and Russia.

Arrival Group [Member]
Statements [Line Items]
Incorporation and Principal Activities
1. INCORPORATION AND PRINCIPAL ACTIVITIES
General
Arrival (the “Company”, previously named Arrival Group S.A.) was incorporated in Luxembourg on October 27, 2020 as a Société Anonyme. The Company has its registered address at 1, rue Peternelchen,
L-2370
Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° 248209.
The Company was incorporated for the purpose of the merger transaction with CIIG Merger Corporation (Note 11).
Principal activities
The principal activities of the Company is the direct and indirect acquisition and holding of participating interests, in any form whatsoever, in Luxembourg and/or in foreign undertakings, as well as the administration, development and management of such interests.
The Company may grant pledges, guarantees, liens, mortgages and any other form of securities as well as any form of indemnities, to Luxembourg or foreign entities, in respect of its own obligations and debts.
The Company may also provide assistance in any form (including but not limited to the granting of advances, loans, money deposits and credits as well as the provision of pledges, guarantees, liens, mortgages and any other form of securities, in any kind of form) to the Company’s subsidiaries. On a more occasional basis, the Company may provide the same kind of assistance to undertakings which are part of the same group of companies which the Company belongs to or to third parties, provided that doing so falls within the Company’s best interest and does not trigger any license requirements.
The Company may also use its funds to invest in real estate, in intellectual property rights (copyright on software, patents, trademarks – including service marks and domain names – designs, patterns and models, etc.) or any other movable or immovable assets in any form or of any kind.
In general, the Company may carry out any commercial, industrial or financial operation and engage in such other activities as the Company deems necessary, advisable, convenient, incidental to, or not inconsistent with, the accomplishment and development of the foregoing.